Sales of Goods and Real Estate Sales and Services Income	12 Months Ended
Mar. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Sales of Goods and Real Estate Sales and Services Income

5. Sales of Goods and Real Estate Sales and Services Income

The following table provides information about sales of goods and real estate and costs of goods and real estate sold in fiscal 2017 and 2018. For further information about sales of goods, real estate sales, costs of goods sold and costs of real estate sold in fiscal 2019, see Note 4 “Revenues from Contracts with Customers.”

	Millions of yen
	2017	2018
Sales of goods	¥898,022	¥954,807
Real estate sales	117,227	124,245

Sales of goods and real estate	¥1,015,249	¥1,079,052

Costs of goods sold	¥832,423	¥896,515
Costs of real estate sold	96,371	106,994

Costs of goods and real estate sold	¥928,794	¥1,003,509

Revenue recognition criteria on each goods are the followings:

Sales of goods and real estate—

(1) Sales of goods

The Company and its subsidiaries sell to our customers various types of goods, including precious metals and jewels. Revenues from such sales of goods are recognized when persuasive evidence of an arrangement exists, delivery has occurred, and collectability is reasonably assured. Delivery is considered to have occurred when the customer has taken title to the goods and assumed the risks and rewards of ownership. Revenues are recognized net of estimated sales returns and incentives.

(2) Real estate sales

Revenues from the sales of real estate are recognized when a contract is in place, a closing has taken place, the buyer’s initial and continuing investment is adequate to demonstrate a commitment to pay for the property and the Company and its subsidiaries do not have a substantial continuing involvement in the property.

The following table provides information about services income and services expense in fiscal 2017 and 2018. For further information about services income and services expense in fiscal 2019, see Note 4 “Revenues from Contracts with Customers.”

	Millions of yen
	2017	2018
Revenues from asset management and servicing	¥190,454	¥213,667
Revenues from automobile related business	73,091	73,095
Revenues from facilities operation related business	102,399	104,187
Revenues from environment and energy business	100,102	112,821
Revenues from real estate management and contract work	181,088	183,243
Other	79,501	93,897

Services income	¥726,635	¥780,910

Expenses from asset management and servicing	¥47,126	¥49,848
Expenses from automobile related business	44,417	44,599
Expenses from facilities operation related business	87,709	90,623
Expenses from environment and energy business	77,020	89,278
Expenses from real estate management and contract work	160,917	166,487
Other	34,088	41,961

Services expense	¥451,277	¥482,796

Revenue recognition criteria on services category are mainly the followings:

Services income—Revenues are recognized when persuasive evidence of an arrangement exists, the service has been rendered to the customer, the transaction price is fixed or determinable and collectability is reasonably assured. The policies applied to asset management, servicing and automobile maintenance services are described hereinafter.

(1) Revenues from asset management and servicing

The Company and its subsidiaries provide to our customers investment management services for investments in financial assets, and asset management as well as maintenance and administrative services for investments in real estate properties. The Company and its subsidiaries also perform servicing on behalf of our customers. The Company and its subsidiaries receive fees for those services from our customers.

Revenues from asset management and servicing primarily include management fees, servicing fees, and performance fees. Management and servicing fees are recognized when transactions occur or services are rendered and the amounts are fixed or determinable and collectability of which is reasonably assured. Management fees are calculated based on the predetermined percentages of the market value of the assets under management or net assets of the investment funds in accordance with contracts. Certain subsidiaries recognize revenues from performance fees when earned based on the performance of the asset under management while other subsidiaries recognize revenues from performance fees on an accrual basis over the period in which services are performed. Performance fees are calculated based on the predetermined percentages on the performance of the assets under management in accordance with the contracts.

(2) Revenues from automobile maintenance services

The Company and its subsidiaries provide automobile maintenance services to lessees. Where under terms of the lease or related maintenance agreements the Company and its subsidiaries bear the favorable or unfavorable variability of cost, revenues and expenses are recorded on a gross basis. For those arrangements in which the Company and its subsidiaries do not have substantial risks and rewards of ownership, but instead serve as an agent in collecting from lessees and remitting payments to third parties, the Company and its subsidiaries record revenues net of third-party services costs. Revenues from automobile maintenance services are recognized over the contract period in proportion to the estimated service costs to be incurred.